Future Minimum Lease Payments Required under Operating Leases (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Operating Leased Assets [Line Items]
2014	$ 1,333
2015	924
2016	684
2017	565
2018	580
2019 and beyond	1,116
Total	$ 5,202